Investment Company Act File No. 811-5571






                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933


                         PRE-EFFECTIVE AMENDMENT NO. ___
                        POST-EFFECTIVE AMENDMENT NO. ___

                          AND/OR REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 19

                         -------------------------------
                           THE INDIA GROWTH FUND INC.
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   c/o Mitchell Hutchins Asset Management Inc.
                               Newport Center III
                              489 Washington Blvd.
                                   14th Floor
                         Jersey City, New Jersey 07310
                         -------------------------------
                    (Address of Principal Executive Offices)

                                 (201) 318-4141
                         -------------------------------
              (Registrant's Telephone Number, Including Area Code)


                                  Paul Schubert
                           The India Growth Fund Inc.
                   c/o Mitchell Hutchins Asset Management Inc.
                              489 Washington Blvd.
                                   14th Floor
                         Jersey City, New Jersey 07310
                        -------------------------------
                    (Name and Address for Agent for Service)

                                 With a copy to:
                            Laurence E. Cranch, Esq.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000

                                EXPLANATORY NOTE


This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of The India Growth Fund Inc. (the "Fund"). The Amended & Restated By-Laws, adopted by the Board of Directors of the fund on July 7, 2000, incorporate two recent amendments to the Fund's By-Laws. At the meeting of the Board of Directors held on January 24, 2000, the Board approved an amendment to the By-Laws which requires a stockholder who wishes to make a proposal at a stockholders' meeting to give advance notice of the proposal. At the meeting of the Board of Directors held on April 12, 2000, the Board approved an amendment to Section 6 of the Fund's By-Laws which changed the quorum requirement for stockholders' meetings from 1/3 of the shares entitled to vote thereat to a majority of those shares, in order to conform with Maryland law.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       (1)   Financial Statements

             Contained in Part A

             --Report of Independent Accountants

             --Portfolio of Investments as of June 30, 1995

             --Statement of Assets and Liabilities as of June 30, 1995

             --Statement of Operations for the fiscal year ended June 30, 1995

             --Statement of Changes in Net Assets for  the fiscal  years ended
               June 30, 1994 and 1995

             --Quarterly Results of Operations (unaudited)

             --Financial  Highlights for the fiscal years ended June 30, 1995,
               1994, 1993, 1992 and 1991

             --Notes to Financial Statements

             Contained in Part B

             --Not applicable

       (2)   Exhibits

(a)          --Amended and Restated Articles of Incorporation

(b)          --Amended & Restated Bylaws +++

(c)          --Not applicable

(d)(1)       --Specimen certificate for Common Stock, par value $.01 per share**

(d)(2)       --Form of Exercise Form ++

(d)(3)       --Form of Notice of Guaranteed Delivery ++

(d)(4)       --Form of Nominee Holder Oversubscription Form ++

(d)(5)       --Form of Beneficial Owner Certification ++

(d)(6)       --Form of Subscription Agent Agreement ++

(d)(7)       --Form of Information Agent Agreement +++

(e)          --Form of Dividend Reinvestment and Cash Purchase Plan+

(f)          --Not applicable

(g)(1)       --Form of  Unit Scheme  Agreement between  the Registrant  and Unit
               Trust of India ##

(g)(2)       --Amendment  Agreement to  Unit Scheme Agreement, dated as of March
               23, 1990 +

(g)(3)       --Second  Amendment Agreement to Unit Scheme Agreement, dated as of
               February 25, 1991 +

(g)(4)       --Form of Investment Advisory Agreement ##

(h)(1)       --Form of Dealer Manager Agreement ++

(h)(2)       --Form of Soliciting Dealer Agreement ++

(i)          --Not applicable

(j)(1)       --Form of Custodian Agreement +

(j)(2)       --Form  of  Indian   Custodian  Agreement,  among  the  Registrant,
               Citibank, N.A., Unit Trust of India and Brown Brothers Harriman & Co. relating to the custody of the Registrant's Indiana assets++

(k)(1)       --Form of Transfer Agency and Registrar Agreement+

(k)(2)       --Form of Administration Agreement+

(l)(1)       --Opinion and consent of Rogers & Wells +++

(l)(2)       --Opinion and consent of Piper & Marbury LLP +++

(m)          --Not applicable

(n)(1)       --Consent of Price Waterhouse LLP +++

(n)(2)       --Opinion and Consent of Nishith Desai, Esq.

(o)          --Not applicable

(p)          --Form of Investment Letter #

(q)          --Not applicable

(r)          --Not applicable

----------------

*   Incorporated  by reference  to Pre-Effective  Amendment  No. 2 to the Fund's
    Registration  Statement  on  Form  N-2  filed  on  July  14, 1988  (File No.
    33-22234).
** Incorporated by reference to Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2 filed on July 27, 1988 (File No. 33-22234).
# Incorporated by reference to Pre-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-2 filed on August 10, 1988 (File No. 33-22234).
## Incorporated by reference to Amendment No. 7 to the Fund's Registration Statement on Form N-2 filed on October 30, 1989 (File No. 811-5571).
+ Incorporated by reference to Amendment No. 8 to the Fund's Registration Statement on Form N-2 filed on October 30, 1990 (File No. 811-5571).
++ Incorporated by reference to Amendment No. 9 to the Fund's Registration Statement on Form N-2 filed on October 25, 1991 (File No. 811-5571).
+ Incorporated by reference to Amendment No. 13 to the Fund's Registration Statement on Form N-2 filed on March 7, 1994 (File No. 811-5571).
++ Incorporated by reference to Amendment No. 15 to the Fund's Registration Statement on Form N-2 filed on October 11, 1995 (File No. 33-96618).
+++ Incorporated  by reference to Amendment  No. 16 to the  Fund's  Registration
    Statement on Form N-2 filed on October 20, 1995 (File No. 33-96618).
+++ Filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mumbai, India on the 15th day of November, 2000.



                            THE INDIA GROWTH FUND INC.

                            By: /s/ P.S. Subramanyam
                                --------------------
                                P.S. Subramanyam
                                President and Chairman of the Board

                                                                         EXHIBIT


















                           THE INDIA GROWTH FUND INC.

                             A MARYLAND CORPORATION




                          AMENDED AND RESTATED BY-LAWS

                                  JULY 7, 2000

                                TABLE OF CONTENTS

                                                                                                              PAGE

ARTICLE I         Stockholders...................................................................................1

           Section 1.   Place of Meeting.........................................................................1

           Section 2.   Annual Meetings..........................................................................1

           Section 3.   Special or Extraordinary Meetings........................................................1

           Section 4.   Notice of Meetings of Stockholders.......................................................2

           Section 5.   Record Dates.............................................................................2

           Section 6.   Quorum, Adjournment of Meetings..........................................................2

           Section 7.   Voting and Inspectors....................................................................3

           Section 8.   Conduct of Stockholders' Meetings........................................................3

           Section 9.   Concerning Validity of Proxies, Ballots, etc.............................................4

           Section 10.  Action without Meeting...................................................................4

           Section 11.  Matters To Be Acted On at Stockholders Meetings..........................................4

ARTICLE II        Board of Directors.............................................................................7

           Section 1.   Number and Tenure of Office..............................................................7

           Section 2.   Vacancies................................................................................7

           Section 3.   Increase or Decrease in Number of Directors..............................................7

           Section 4.   Place of Meeting.........................................................................7

           Section 5.   Regular Meetings.........................................................................8

           Section 6.   Special Meetings; Waiver of Notice.......................................................8

           Section 7.   Quorum...................................................................................8

           Section 8.   Executive Committee......................................................................8

           Section 9.   Other Committees.........................................................................9

           Section 10.  Telephone Meetings.......................................................................9

           Section 11.  Action Without a Meeting.................................................................9

           Section 12.  Compensation of Directors................................................................9

ARTICLE III       Officers......................................................................................10

           Section 1.   Executive Officers......................................................................10

           Section 2.   Term of Office..........................................................................10

           Section 3.   Powers and Duties.......................................................................10

           Section 4.   Surety Bonds............................................................................11

ARTICLE IV        Capital Stock.................................................................................11

           Section 1.   Certificates for Shares.................................................................11

           Section 2.   Transfer of Shares......................................................................11

           Section 3.   Stock Ledgers...........................................................................11

           Section 4.   Transfer Agents and Registrars..........................................................11



                               TABLE OF CONTENTS
                                  (continued)

                                                                            PAGE

           Section 5.   Lost Stolen or Destroyed Certificates...................................................12

ARTICLE V         Corporate Seal................................................................................12

ARTICLE VI        Fiscal Year And Accountant....................................................................12

           Section 1.   Fiscal Year.............................................................................12

           Section 2.   Accountant..............................................................................12

ARTICLE VII       Indemnification...............................................................................13

ARTICLE VIII      Custodian.....................................................................................13

           Section 1.   Designation of Custodian, Subcustodians.................................................13

           Section 2.   Termination of Custodian................................................................13

ARTICLE IX        Amendment of By-Laws..........................................................................14


                           THE INDIA GROWTH FUND INC.

                          Amended and Restated By-Laws


                                   ARTICLE I

                                  STOCKHOLDERS

          Section 1. PLACE OF MEETING. All meetings of the stockholders shall be held at the principal office of the Corporation in the State of Maryland or at such other place within the United States as may from time to time be designated by the Board of Directors and stated in the notice of such meeting.

          Section 2. ANNUAL MEETINGS. The annual meeting of the stockholders of the Corporation shall be held during the month of June, or such other month as the Board of Directors may select, in each year, on such date and at such hour as may from time to time be designated by the Board of Directors and stated in the notice of such meeting, for the purpose of electing directors for the ensuing year and for the transaction of such other business as may properly be brought before the meeting.

          Section 3. SPECIAL OR EXTRAORDINARY MEETINGS. Special or extraordinary meetings of the stockholders for any purpose or purposes may be called by the Chairman of the Board, the President or a majority of the Board of Directors, and shall be called by the Secretary upon receipt of the request in writing signed by stockholders holding not less than 25% of the common stock issued and outstanding and entitled to vote thereat. Such request shall state the purpose or purposes of the proposed meeting. The Secretary shall inform such stockholders of the reasonably estimated costs of preparing and mailing such notice of meeting and upon payment to the Corporation of such costs, the Secretary shall give notice stating the purpose or purposes of the meeting as required in this Article and By-law to all stockholders entitled to notice of such meeting. No special meeting need be called upon the request of the holders of shares entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter which is substantially the same as a matter voted upon at any special meeting of stockholders held during the preceding twelve months.

          Section 4. NOTICE OF MEETINGS OF STOCKHOLDERS. Not less than ten days' and not more than ninety days' written or printed notice of every meeting of stockholders, stating the time and place thereof (and the general nature of the business proposed to be transacted at any special or extraordinary meeting), shall be given to each stockholder entitled to vote thereat by leaving the same with such stockholder or at such stockholder's residence or usual place of business or by mailing it, postage prepaid, and addressed to such stockholder at such stockholder's address as it appears upon the books of the Corporation. If mailed, notice shall be deemed to be given when deposited in the United States mail addressed to the stockholder as aforesaid.

          No notice of the time, place or purpose of any meeting of stockholders need be given to any stockholder who attends in person or by proxy or to any stockholder who, in writing executed and filed with the records of the meeting, either before or after the holding thereof, waives such notice.

          Section 5. RECORD DATES. The Board of Directors may fix, in advance, a date not exceeding sixty days preceding the date of any meeting of stockholders, any dividend payment date or any date for the allotment of rights, as a record date for the determination of the stockholders entitled to notice of and to vote at such meeting or entitled to receive such dividends or rights, as the case may be; and only stockholders of record on such date shall be entitled to notice of and to vote at such meeting or to receive such dividends or rights, as the case may be. In the case of a meeting of stockholders, such date shall not be less than ten days prior to the date fixed for such meeting.

          Section 6. QUORUM, ADJOURNMENT OF MEETINGS. The presence in person or by proxy of the holders of record of a majority of the shares of the common stock of the Corporation issued and outstanding and entitled to vote thereat shall constitute a quorum at all meetings of the stockholders except as otherwise provided in the Articles of Incorporation. If, however, such quorum shall not be present or represented at any meeting of the stockholders, the holders of a majority of the stock present in person or by proxy shall have power to adjourn the meeting from time to time, without notice other than announcement at the meeting, until the requisite amount of stock entitled to vote at such meeting shall be present. At such adjourned meeting at which the requisite amount of stock entitled to vote thereat shall be represented any business may be transacted which might have been transacted at the meeting as originally notified.

          Section 7. VOTING AND INSPECTORS. At all meetings, stockholders of record entitled to vote thereat shall have one vote for each share of common stock standing in his name on the books of the Corporation (and such stockholders of record holding fractional shares, if any, shall have proportionate voting rights) on the date for the determination of stockholders entitled to vote at such meeting, either in person or by proxy appointed by instrument in writing subscribed by such stockholder or his duly authorized attorney.

          All elections shall be had and all questions decided by a majority of the votes cast at a duly constituted meeting, except as otherwise provided by statute or by the Articles of Incorporation or by these By-Laws.

          At any election of Directors, the. Chairman of the meeting may, and upon the request of the holders of ten per cent (10%) of the stock entitled to vote at such election shall, appoint two inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall after the election make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed such Inspector.

          Section 8. CONDUCT OF STOCKHOLDERS' MEETINGS. The meetings of the stockholders shall be presided over by the Chairman of the Board, or if he is not present, by the President, or if he is not present, by a Vice-President, or if none of them is present, by a Chairman to be elected at the meeting. The Secretary of the Corporation, if present, shall act as a Secretary of such meetings, or if he is not present, an Assistant Secretary shall so act; if neither the Secretary nor the Assistant Secretary is present, then the meeting shall elect its Secretary.

          Section 9. CONCERNING VALIDITY OF PROXIES, BALLOTS, ETC. At every meeting of the stockholders, all proxies shall be received and taken in charge of and all ballots shall be received and canvassed by the Secretary of the meeting, who shall decide all questions touching the qualification of voters, the validity of the proxies and the acceptance or rejection of votes, unless inspectors of election shall have been appointed by the Chairman of the meeting, in which event such inspectors of election shall decide all such questions.

          Section 10. ACTION WITHOUT MEETING. Any action to be taken by stockholders may be taken without a meeting if (1) all stockholders entitled to vote on the matter consent to the action in writing, (2) all stockholders entitled to notice of the meeting but not entitled to vote at it sign a written waiver of any right to dissent and (3) said consents and waivers are filed with the records of the meetings of stockholders. Such consent shall be treated for all purposes as a vote at the meeting.

          Section 11. MATTERS TO BE ACTED ON AT STOCKHOLDERS MEETINGS

          (a) ANNUAL MEETINGS OF STOCKHOLDERS.

               (1) Nominations of persons for election to the Board of Directors and the proposal of business to be considered by the stockholders may be made at an annual meeting of stockholders only if made (i) pursuant to the Corporation's notice of meeting, (ii) by or at the direction of the Board of Directors or
(iii) by any stockholder of the Corporation who was a stockholder of record at the time of giving of notice provided for in this Section 11(a), who is entitled to vote at the meeting and who complied with the notice procedures set forth in this Section 11(a).

               (2) For nominations or other business to be properly brought before an annual meeting by a stockholder pursuant to clause (iii) of paragraph
(a)(1) of this Section 11, the stockholder must have given timely notice thereof in writing to the secretary of the Corporation. To be timely, a stockholder's notice shall be delivered to the secretary at the principal executive offices of the Corporation not less than 60 days nor more than 90 days prior to the first anniversary of the preceding year's annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date, notice by the stockholder to be timely must be so delivered not earlier than the 90th day prior to such annual meeting and not later than the close of business on the later of the 60th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made. Such stockholder's notice shall set forth (i) as to each person whom the stockholder proposes to nominate for election or reelection as a director, all information relating to such person that is required to be disclosed in solicitations of proxies for election of directors, or is otherwise required, in each case pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (including such person's written consent to being named in the proxy statement as a nominee and to serving as a director if elected); (ii) as to any other business that the stockholder proposes to bring before the meeting, a brief description of the business desired to be brought before the meeting, the reasons for conducting such business at the meeting and any material interest in such business of such stockholder and of the beneficial owners, if any, on whose behalf the proposal is made; and (iii) as to the stockholder giving the notice and the beneficial owners, if any, on whose behalf the nomination or proposal is made, (x) the name and address of such stockholder, as they appear on the Corporation's books, and of such beneficial owners, if any, and (y) the class and number of shares of stock of the Corporation which are owned beneficially and of record by such stockholder and such beneficial owners, if any.

               (3) Notwithstanding  anything in the second sentence of paragraph
(a)(2) of this Section 11 to the contrary, in the event that the number of directors to be elected to the Board of Directors is increased and there is no public announcement naming all of the nominees for director or specifying the size of the increased Board of Directors made by the Corporation at least 70 days prior to the first anniversary of the preceding year's annual meeting, a stockholder's notice required by paragraph (a)(2) of this Section 11 shall also be considered timely, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the secretary at the principal executive offices of the Corporation not later than the close of business on the tenth day following the day on which such public announcement is
first  made  by  the   Corporation.

          (b) SPECIAL MEETINGS OF STOCKHOLDERS.

               (1) Only such business shall be conducted at a special meeting of stockholders as shall have been brought before the meeting pursuant to the Corporation's notice of meeting.

               (2) Nominations of persons for election to the Board of Directors may be made at a special meeting of stockholders at which directors are to be elected (i) pursuant to the Corporation's notice of meeting, (ii) by or at the direction of the Board of Directors or (iii) provided that the Board of Directors has determined that directors shall be elected at such special meeting, by any stockholder of the Corporation who (x) has given timely notice thereof meeting the requirements of Section 11(b)(3), (y) is a stockholder of record at the time of giving of such notice, and (z) is entitled to vote at the meeting.

               (3) To be timely, a stockholder's notice referred to in Section 11(b)(2) must have been delivered to the secretary of the Corporation at the principal executive offices of the Corporation not earlier than the 90th day prior to such special meeting and not later than the close of business on the later of the 60th day prior to such special meeting or the tenth day following the day on which public announcement is made of the date of the special meeting and of the nominees proposed by the Board of Directors to be elected at such meeting. Such stockholder's notice shall set forth (i) as to each person whom the stockholder proposes to nominate for election or reelection as a director, all information relating to such person that is required to be disclosed in solicitations of proxies for election of directors, or is otherwise required, in each case pursuant to Regulation 14A under the Exchange Act (including such person's written consent to being named in the proxy statement as a nominee and to serving as a director if elected); and (ii) as to the stockholder giving the notice and the beneficial owners, if any, on whose behalf the nomination or proposal is made, (x) the name and address of such stockholder, as they appear on the Corporation's books, and of such beneficial owners, if any, and (y) the class and number of shares of stock of the Corporation which are owned beneficially and of record by such stockholder and such beneficial owners, if any.

          (c) DECLARATION REGARDING IMPROPER BUSINESS. The chairman of an annual or special meeting shall, if the facts warrant, determine and declare to the meeting that business was not properly brought before the meeting in accordance with the provisions of this Section 11, and if he should so determine, he shall so declare to the meeting and any such business not properly brought before the meeting shall not be transacted.

                                   ARTICLE II

                               BOARD OF DIRECTORS

          Section 1. NUMBER AND TENURE OF OFFICE. The business and affairs of the Corporation shall be conducted and managed by a Board of Directors of not less than three nor more than fourteen Directors, as may be determined from time to time by vote of a majority of the Directors then in office. Directors need not be stockholders.

          Section 2. VACANCIES. In case of any vacancy in the Board of Directors through death, resignation or other cause, other than an increase in the number of Directors, a majority of the remaining Directors, although a majority is less than a quorum, by an affirmative vote, may elect a successor to hold office until the next annual meeting of stockholders or until his successor is chosen and qualifies.

          Section 3. INCREASE OR DECREASE IN NUMBER OF DIRECTORS. The Board of Directors, by the vote of a majority of the entire Board, may increase the number of Directors and may elect Directors to fill the vacancies created by any such increase in the number of Directors until the next annual meeting or until their successors are duly chosen and qualified. The Board of Directors, by the vote of a majority of the entire Board, may likewise decrease the number of Directors to a number not less than three.

          Section 4. PLACE OF MEETING. The Directors may hold their meetings, have one or more offices, and keep the books of the Corporation, outside the State of Maryland, at any office or offices of the Corporation or at any other place as they may from time to time by resolution determine, or in the case of meetings, as they may from time to time by resolution determine or as shall be specified or fixed in the respective notices or waivers of notice thereof.

          Section 5. REGULAR MEETINGS. Regular meetings of the Board of Directors shall be held at such time and on such notice as the Directors may from time to time determine.

          The annual meeting of the Board of Directors shall be held as soon as practicable after the annual meeting of the stockholders for the election of Directors.

          Section 6. SPECIAL MEETINGS; WAIVER OF NOTICE. Special meetings of the Board of Directors may be held from time to time upon call of the Chairman of the Board, the President, the Secretary or two or more of the Directors, by oral or telegraphic or written notice duly served on or sent or mailed to each Director not less than one day before such meeting. No notice need be given to any Director who attends in person or to any Director who, in writing executed and filed with the records of the meeting either before or after the holding thereof, waives such notice. Such notice or waiver of notice need not state the purpose or purposes of such meeting.

          Section 7. QUORUM. One-third of the Directors then in office shall constitute a quorum for the transaction of business, provided that a quorum shall in no case be less than two Directors. If at any meeting of the Board there shall be less than a quorum present, a majority of those present may adjourn the meeting from time to time until a quorum shall have been obtained. The act of the majority of the Directors present at any meeting at which there is a quorum shall be the act of the Directors, except as may be otherwise specifically provided by statute or by the Articles of Incorporation or by these By-Laws.

          Section 8. EXECUTIVE COMMITTEE. The Board of Directors may, by the affirmative vote of a majority of the whole Board, appoint from the Directors an Executive Committee to consist of such number of Directors (not less than three) as the Board may from time to time determine. The Chairman of the Committee shall be elected by the Board of Directors. The Board of Directors by such affirmative vote shall have, power at any time to change the members of such Committee and may fill vacancies in the Committee by election from the Directors. When the Board of Directors is not in session, to the extent permitted by law the Executive Committee shall have and may exercise any or all of the powers of the Board of Directors in the management of the business and affairs of the Corporation. The Executive Committee may fix its own rules of procedure, and may meet when and as provided by such rules or by resolution of the Board of Directors, but in every case the presence of a majority shall be necessary to constitute a quorum. During the absence of a member of the Executive Committee, the remaining members may appoint a member of the Board of Directors to act in his place.

          Section  9.  OTHER  COMMITTEES.   The  Board  of  Directors,   by  the
affirmative vote of a majority of the whole Board, may appoint from the Directors other committees which shall in each case consist of such number of Directors (not less than two) and shall have and may exercise such powers as the Board may determine in the resolution appointing them. A majority of all the members of any such committee may determine its action and fix the time and place of its meetings, unless the Board of Directors shall otherwise provide. The Board of Directors shall have power at any time to change the members and powers of any such committee, to fill vacancies and to discharge any such committee.

          Section 10. TELEPHONE MEETINGS. Members of the Board of Directors or a committee of the Board of Directors may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means constitutes presence in person at the meeting.

          Section 11. ACTION WITHOUT A MEETING. Any action required or permitted to be taken at any meeting of the Board of Directors or any committee thereof may be taken without a meeting, if a written consent to such action is signed by all members of the Board or of such committee, as the case may be, and such written consent is filed with the minutes of the proceedings of the Board or such committee.

          Section 12. COMPENSATION OF DIRECTORS. No Director shall receive any stated salary or fees from the Corporation for his services as such if such Director is, otherwise than by reason of being such Director, an interested person (as such term is defined by the Investment Company Act of 1940, as amended) of the Corporation or of its investment manager or principal underwriter. Except as provided in the preceding sentence, Directors shall be entitled to receive such compensation from the Corporation for their services as may from time to time be voted by the Board of Directors.

                                  ARTICLE III

                                    OFFICERS

          Section 1. EXECUTIVE OFFICERS. The executive officers of the Corporation shall be chosen by the Board of Directors as soon as may be practicable after the annual meeting of the stockholders. These may include a Chairman of the Board of Directors (who shall be a Director) and shall include a President (who shall be a Director), one or more Vice-Presidents (the number thereof to be determined by the Board of Directors), a Secretary and a Treasurer. The Board of Directors or the Executive Committee may also in its discretion appoint Assistant Secretaries, Assistant Treasurers and other officers, agents and employees, who shall have such authority and perform such duties as the Board or the Executive Committee may determine. The Board of Directors may fill any vacancy which may occur in any office. Any two offices, except those of President and Vice-President, may be held by the same person, but no officer shall execute, acknowledge or verify any instrument in more than one capacity, if such instrument is required by law or these By-Laws to be executed, acknowledged or verified by two or more officers.

          Section 2. TERM OF OFFICE. The term of office of all officers shall be one year and until their respective successors are chosen and qualified. Any officer may be removed from office at any time with or without cause by the vote of a majority of the whole Board of Directors. Any officer may resign his office at any time by delivering a written resignation to the Board of Directors, the President, the Secretary, or any Assistant Secretary. Unless otherwise specified therein, such resignation shall take effect upon delivery.

          Section 3. POWERS AND DUTIES. The officers of the Corporation shall have such powers and duties as generally pertain to their respective offices, as well as such powers and duties as may from time to time be conferred by the Board of Directors or the Executive Committee.

          Section 4. SURETY BONDS. The Board of Directors may require any officer or agent of the Corporation to execute a bond (including, without limitation, any bond required by the Investment

Company Act of 1940, as amended, and the rules and regulations of the Securities and Exchange Commission) to the Corporation in such sum and with such surety or sureties as the Board of Directors may determine, conditioned upon the faithful performance of his duties to the Corporation, including responsibility for negligence and for the accounting of any of the Corporation's property, fund or securities that may come into his hands.

                                   ARTICLE IV

                                  CAPITAL STOCK

          Section 1. CERTIFICATES FOR SHARES. Each stockholder of the Corporation shall be entitled to a certificate or certificates for the full shares of stock of the Corporation owned by him in such form as the Board may from time to time prescribe.

          Section 2. TRANSFER OF SHARES. Shares of the Corporation shall be transferable on the books of the Corporation by the holder thereof in person or by his duly authorized attorney or legal representative, upon surrender and cancellation of certificates, if any, for the same number of shares, duly endorsed or accompanied by proper instruments of assignment and transfer, with such proof of the authenticity of the signature as the Corporation or its agents may reasonably require; in the case of shares not represented by certificates, the same or similar requirements may be imposed by the Board of Directors.

          Section 3. STOCK LEDGERS. The stock ledgers of the Corporation, containing the names and addresses of the stockholders and the number of shares held by them respectively, shall be kept at the principal offices of the Corporation or, if the Corporation employs a Transfer Agent, at the offices of the Transfer Agent of the Corporation.

          Section 4. TRANSFER AGENTS AND REGISTRARS. The Board of Directors may from time to time appoint or remove transfer agents and/or registrars of transfers of shares of stock of the Corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars of transfers or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only one countersignature by such person shall be required.

          Section 5. LOST STOLEN OR DESTROYED CERTIFICATES. The Board of Directors or the Executive Committee may determine the conditions upon which a new certificate of stock of the Corporation of any class may be issued in place of a certificate which is alleged to have been lost, stolen or destroyed; and may, in its discretion, require the owner of such certificate or such owner's legal representative to give bond, with sufficient surety, to the Corporation and each Transfer Agent, if any, to indemnify it and each such Transfer Agent against any and all loss or claims which may arise by reason of the issue of a new certificate in the place of the one so lost, stolen or destroyed.

                                   ARTICLE V

                                 CORPORATE SEAL

          The Board of Directors may provide for a suitable corporate seal, in such form and bearing such inscriptions as it may determine.

                                   ARTICLE VI

                           FISCAL YEAR AND ACCOUNTANT

          Section 1. FISCAL YEAR. The fiscal year of the Corporation, unless otherwise ordered by the Board of Directors, shall begin on the first day of July and shall end on the last day of June in each year.

          Section 2. ACCOUNTANT. The Corporation shall employ an independent public accountant or a firm of independent public accountants as its Accountants to examine the accounts of the Corporation and to sign and certify financial statements filed by the Corporation. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any stockholders' meeting called for that purpose.

                                  ARTICLE VII

                                 INDEMNIFICATION

          The Corporation shall indemnify directors, officers, employees and agents of the Corporation against judgments, fines, settlements and expenses to the fullest extent authorized and in the manner permitted, by applicable federal and state law.

                                  ARTICLE VIII

                                    CUSTODIAN

          Section 1. DESIGNATION OF CUSTODIAN, SUBCUSTODIANS. The Corporation shall have as custodian or custodians one or more trust companies or banks of good standing, each having a capital surplus and undivided profits aggregating not less than fifty million dollars ($50,000,000), and, to the extent required by the Investment Company Act of 1940, as amended, the funds and securities held by the Corporation shall be kept in the custody of one or more such custodians, provided such custodian or custodians can be found ready and willing to act, and further provided that the Corporation may use as subcustodians, for the purpose of holding any foreign securities and related funds of the Corporation, such foreign banks as the Board of Directors may approve and as shall be permitted by law.

          Section 2. TERMINATION OF CUSTODIAN. The Corporation shall upon the resignation or inability to serve of its custodian or upon change of the custodian:

               (i) in case of such resignation or inability to serve, use its best efforts to obtain a successor custodian;

               (ii)  require  that  the  cash  and   securities   owned  by  the
          Corporation be delivered directly to the successor custodian; and

               (iii) in the event that no successor custodian can be found, submit to the stockholders before permitting delivery of the cash and securities owned by the Corporation otherwise than to a successor custodian, the question whether or not this Corporation shall be liquidated or shall function without a custodian.

                                   ARTICLE IX

                              AMENDMENT OF BY-LAWS

          The By-Laws of the Corporation may be altered, amended, added to or repealed by the stockholders or by majority vote of the entire Board of Directors; but any such alteration, amendment, addition or repeal of the By-Laws by action of the Board of Directors may be altered or repealed by stockholders.